UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM 24F-2
Annual Notice of Securities Sold
Pursuant to Rule 24f-2

1. Name and address of issuer:

  AFLCIO-Housing Investment Trust
  1717 K Street, NW, Suite 707
  Washington, DC 20036

2.   The name of each series or class of securities for which this Form is filed (If the Form is being filed for all
 series and classes of securities of the issuer, check the box but do not list series or classes):    X

3.   Investment Company Act File Number:  811-03493

            Securities Act File Number:  002-78066

4(a).Last day of fiscal year for which this Form is filed:

  December 31, 2003

4(b)._____  Check  box if this  Form is being  filed  late  (i.e.,  more than 90 calendar days after the end of the issuer's fiscal year).  (See Instruction A.2)

 Note: If the Form is being filed late, interest must be paid on the registration fee due.

4(c)._____  Check box if this is the last time the  issuer  will be filing  this Form.

 5.   Calculation of registration fee:

       (i) Aggregate sale price of securities sold during the
   fiscal year pursuant to section 24(f):                            $483,049,389

       (ii) Aggregate  price of securities redeemed or
  repurchased during the fiscal year:  $72,009,373

  (iii) Aggregate price of securities redeemed or
  repurchased  during any prior fiscal year ending no
  earlier than October 11, 1995 that were not
  previously used to reduce registration fees payable
  to the Commission:    $0

  (iv) Total available redemption credits [add Items 5(ii)
  and 5(iii)]:        -$72,009,373

  (v)  Net sales -- if Item  5(i) is greater than Item 5(iv)
  [subtract Item 5(iv) from Item 5(i)]:    $411,040,016

  (vi) Redemption  credits  available for use in future $0
  years -- if Item 5(i) is less than Item 5(iv)  [subtract
  Item 5(iv)  from Item 5(i)]:

  (vii)  Multiplier for determining registration fee (See
  Instruction C.9):      x .00012670

  (viii) Registration fee due [multiply Item
  5(v) by Item 5(vii)] (enter "0" if no fee is
  due):       $52,078.77

6.   Prepaid Shares

      If the  response  to Item 5(i) was  determined  by  deducting  an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997,
 then report the amount of securities (number of shares or other units) deducted here:          0         .
 If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are  available  for use by the  issuer
 in future fiscal years, then state that number here:       0       .

7.   Interest due -- if this Form is being filed more than 90 days after the end of the issuer's fiscal year
 (see Instruction D):

         +$     N/A

8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:

         =$ 52,078.77

9. Date  the  registration  fee  and  any  interest  payment  was  sent to the Commission's lockbox depository:

  March 3, 2004

Method of Delivery:

            X   Wire Transfer
                Mail or other means

SIGNATURES

This  report has been  signed  below by the  following  persons on behalf of the issuer and in the capacities and on the dates indicated.

By (Signature and Title)*  /s/Erica Khatchadourian

                                 Erica Khatchadourian

                                 Chief Financial Officer

Date:     March 3, 2004